Parent Company Financial Statements	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Parent Company Financial Statements
Parent Company Financial Statements

	December 31,
Parent Company - Condensed Balance Sheets	2016	2015
	(Dollars in millions)
Assets:
Cash and due from banks	$21	$109
Interest-bearing deposits with banks	7,094	7,383
AFS securities at fair value	134	124
HTM securities at amortized cost	1	3
Investment in banking subsidiaries	28,444	25,823
Investment in other subsidiaries	1,279	1,101
Advances to / receivables from banking subsidiaries	850	—
Advances to / receivables from other subsidiaries	2,981	3,086
Other assets	131	211
Total assets	$40,935	$37,840

Liabilities and Shareholders' Equity:
Short-term borrowed funds	$46	$105
Long-term debt	10,836	10,274
Accounts payable and other liabilities	127	121
Total liabilities	11,009	10,500
Total shareholders' equity	29,926	27,340
Total liabilities and shareholders' equity	$40,935	$37,840

	Year Ended December 31,
Parent Company - Condensed Income and Comprehensive Income Statements	2016	2015	2014
	(Dollars in millions)
Income:
Dividends from banking subsidiaries	$1,350	$1,600	$1,636
Dividends from other subsidiaries	6	411	71
Interest and other income from subsidiaries	73	64	67
Other income	3	3	7
Total income	1,432	2,078	1,781
Expenses:
Interest expense	160	165	148
Other expenses	56	103	55
Total expenses	216	268	203

Income before income taxes and equity in undistributed earnings of subsidiaries	1,216	1,810	1,578
Income tax benefit	38	40	43
Income before equity in undistributed earnings of subsidiaries	1,254	1,850	1,621
Equity in undistributed earnings of subsidiaries in excess of dividends from subsidiaries	1,188	273	585
Net income	2,442	2,123	2,206

Total OCI	(104)	(277)	(158)
Total comprehensive income	$2,338	$1,846	$2,048

	Year Ended December 31,
Parent Company - Statements of Cash Flows	2016	2015	2014
	(Dollars in millions)
Cash Flows From Operating Activities:
Net income	$2,442	$2,123	$2,206
Adjustments to reconcile net income to net cash from operating activities:
Equity in earnings of subsidiaries in excess of dividends from subsidiaries	(1,188)	(273)	(585)
Net change in operating assets and liabilities:
Other assets	41	88	27
Accounts payable and other liabilities	(42)	(14)	40
Other, net	(88)	32	(86)
Net cash from operating activities	1,165	1,956	1,602

Cash Flows From Investing Activities:
Proceeds from sales, calls and maturities of AFS securities	27	49	25
Purchases of AFS securities	(31)	(21)	(124)
Proceeds from maturities, calls and paydowns of HTM securities	2	27	16
Investment in subsidiaries	(85)	—	(1)
Advances to subsidiaries	(7,719)	(7,461)	(7,145)
Proceeds from repayment of advances to subsidiaries	6,975	6,848	7,060
Net cash from acquisitions and divestitures	(254)	(595)	—
Net cash from investing activities	(1,085)	(1,153)	(169)

Cash Flows From Financing Activities:
Net change in short-term borrowings	—	(40)	(34)
Net change in long-term debt	476	(92)	1,085
Net cash from common stock transactions	(293)	73	298
Net proceeds from preferred stock issued	450	—	—
Cash dividends paid on common and preferred stock	(1,092)	(937)	(814)
Other, net	2	(6)	(4)
Net cash from financing activities	(457)	(1,002)	531
Net Change in Cash and Cash Equivalents	(377)	(199)	1,964
Cash and Cash Equivalents at Beginning of Period	7,492	7,691	5,727
Cash and Cash Equivalents at End of Period	$7,115	$7,492	$7,691

The transfer of funds in the form of dividends, loans or advances from bank subsidiaries to the Parent Company is restricted. Federal law requires loans to the Parent Company or its affiliates to be secured and at market terms and generally limits loans to the Parent Company or an individual affiliate to 10% of Branch Bank’s unimpaired capital and surplus. In the aggregate, loans to the Parent Company and all affiliates cannot exceed 20% of the bank’s unimpaired capital and surplus.

Dividend payments to the Parent Company by Branch Bank are subject to regulatory review and statutory limitations and, in some instances, regulatory approval. In general, dividends from Branch Bank to the Parent Company are limited by rules which compare dividends to net income for regulatory-defined periods. Furthermore, dividends are restricted by regulatory minimum capital constraints.